UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Municipal Income 2017 Fund

March 31, 2017

M17-QTLY-0517
1.932720.105

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.2%
	Principal Amount	Value
Arizona - 2.4%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	502,455
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	152,483
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	419,175
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	282,064
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	700,000	707,077

TOTAL ARIZONA		2,063,254

California - 3.6%
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17 (Escrowed to Maturity)	$625,000	$625,000
Series 2015 F, 4% 5/1/17	100,000	100,236
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 A, 4% 7/1/17	300,000	302,385
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	503,925
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	252,523
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	503,190
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	150,720
San Pablo Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	286,781
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	402,948

TOTAL CALIFORNIA		3,127,708

Colorado - 0.8%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	422,730
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	251,638

TOTAL COLORADO		674,368

Connecticut - 2.0%
Connecticut Health & Edl. Facilities Auth. Rev.:
Series D, 5% 7/1/17	1,000,000	1,009,990
5% 7/1/17	585,000	590,558
5% 7/1/17 (Escrowed to Maturity)	90,000	90,910

TOTAL CONNECTICUT		1,691,458

District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,006,730
Florida - 14.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	505,030
Citizens Property Ins. Corp.:
Series 2009 A1, 5.5% 6/1/17	675,000	679,955
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	80,402
5% 6/1/17 (FSA Insured)	550,000	553,614
5.25% 6/1/17	1,980,000	1,993,761
Series 2012 A1, 5% 6/1/17	750,000	754,928
5.25% 6/1/17 (FSA Insured)	300,000	302,085
Florida Board of Ed. Lottery Rev.:
Series 2010 C, 5% 7/1/17	250,000	252,523
Series 2011 A, 5% 7/1/17	600,000	606,054
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2014 B, 5% 6/1/17	275,000	276,788
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,515,420
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	631,288
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,006,310
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	151,502
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,009,940
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,009,870
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	352,580
Saint Lucie County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2015 A, 5% 7/1/17 (Build America Mutual Assurance Insured)	385,000	388,781
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	194,830
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	202,714

TOTAL FLORIDA		12,468,375

Georgia - 2.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,370,000	1,370,000
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2010, 5% 4/1/17	350,000	350,000
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	565,000

TOTAL GEORGIA		2,285,000

Illinois - 2.8%
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	504,995
Series 2011 A1, 4% 4/1/17	90,000	90,000
Series 2013, 5% 5/15/17	295,000	295,994
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,148
5% 7/1/17	385,000	388,846
Illinois Gen. Oblig. Series 2009, 4% 4/1/17	500,000	500,000
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	251,163
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	136,033
5.5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	75,647
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	125,866

TOTAL ILLINOIS		2,383,692

Maryland - 2.9%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	503,515
Series 2014, 5% 7/1/17	1,000,000	1,008,990
Series 2015, 5% 7/1/17	400,000	403,196
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	548,962

TOTAL MARYLAND		2,464,663

Massachusetts - 5.7%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 H, 5% 7/1/17	500,000	504,615
Series 2012, 5% 7/1/17	500,000	504,315
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	850,255
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	170,000	171,615
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,009,820
Massachusetts Port Auth. Rev.:
Series 2010 C, 5% 7/1/17 (b)	1,700,000	1,716,694
Series 2012 B, 5% 7/1/17	100,000	101,001

TOTAL MASSACHUSETTS		4,858,315

Michigan - 7.3%
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,002,300
Forest Hills Pub. Schools 4% 5/1/17	420,000	420,974
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17 (Escrowed to Maturity)	1,000,000	1,006,420
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,004,600
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	225,646
5% 5/1/17	1,090,000	1,093,128
Royal Oak City School District 5% 5/1/17	200,000	200,608
Zeeland Pub. Schools 4% 5/1/17	265,000	265,620

TOTAL MICHIGAN		6,219,296

Minnesota - 1.2%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,011,060
Missouri - 0.8%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	737,205
Nebraska - 0.5%
Nebraska Pub. Pwr. District Rev. Series 2014, 4% 7/1/17	450,000	453,425
Nevada - 4.6%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,009,790
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	504,045
Series 2014 A, 5.5% 6/15/17	2,415,000	2,436,880

TOTAL NEVADA		3,950,715

New Hampshire - 2.6%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,222,198
New Jersey - 7.5%
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,007,180
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	533,281
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,097,489
New Jersey Edl. Facilities Auth. Rev.:
(Rowan Univ. Proj.) Series 2011 C, 5% 7/1/17	205,000	206,948
Series 2011 A, 5% 7/1/17	610,000	615,795
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	304,353
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	125,864
4% 7/1/17	230,000	231,638
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	291,523
Series 2011 B, 5% 6/15/17	530,000	533,805
Series 2014 AA, 5% 6/15/17	500,000	503,590

TOTAL NEW JERSEY		6,451,466

New York - 2.0%
Buffalo and Erie County Indl. Land Rev. Series 2015, 5% 7/1/17	175,000	176,446
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	401,224
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	587,018
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	326,781
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	201,954

TOTAL NEW YORK		1,693,423

North Carolina - 0.4%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	386,906
Ohio - 2.3%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	150,894
Cleveland State Univ. Gen. Receipts Series 2012, 4% 6/1/17	150,000	150,720
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,004,970
Hamilton County HealthCare Facilities Rev. 5% 6/1/17	75,000	75,451
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	576,673

TOTAL OHIO		1,958,708

Oregon - 1.2%
Port of Portland Arpt. Rev. Series 2010, 5% 7/1/17 (b)	1,000,000	1,009,790
Pennsylvania - 4.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	301,902
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	251,200
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2002, 5.75% 7/1/17	1,575,000	1,593,664
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	200,524
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	335,000	339,563
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,009,920

TOTAL PENNSYLVANIA		3,696,773

Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	567,819
Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,002,800
Tennessee - 1.3%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,140,905
Texas - 4.1%
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	419,104
Lower Colorado River Auth. Rev.:
Series 2011 A 5% 5/15/17	100,000	100,454
Series 2013, 5% 5/15/17	970,000	974,404
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	505,105
San Antonio Arpt. Sys. Rev. Series 2007 (AMT-SUB LIEN), 5% 7/1/17 (FSA Insured) (b)	1,410,000	1,424,156
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17 (Escrowed to Maturity)	100,000	100,987

TOTAL TEXAS		3,524,210

Washington - 7.9%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	2,824,696
Series 2014 A, 5% 7/1/17	1,250,000	1,262,513
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	1,225,000	1,232,583
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,205,000	1,212,760
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	237,404

TOTAL WASHINGTON		6,769,956

Wisconsin - 0.6%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	502,515
TOTAL MUNICIPAL BONDS
(Cost $76,312,712)		76,322,733

Municipal Notes - 3.5%
Kentucky - 1.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	1,000,000	$1,008,020
Massachusetts - 2.3%
Massachusetts Gen. Oblig. RAN Series 2016 C 2% 6/26/17	2,000,000	2,005,300
TOTAL MUNICIPAL NOTES
(Cost $3,012,626)		3,013,320
	Shares	Value

Money Market Funds - 4.7%
Fidelity Municipal Cash Central Fund, 0.90% (c)
(Cost $4,000,003)	4,000,000	3,999,990
TOTAL INVESTMENT PORTFOLIO - 97.4%
(Cost $83,325,341)		83,336,043
NET OTHER ASSETS (LIABILITIES) - 2.6%		2,266,903
NET ASSETS - 100%		$85,602,946

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$3,070
Total	$3,070

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$79,336,053	$--	$79,336,053	$--
Money Market Funds	3,999,990	3,999,990	--	--
Total Investments in Securities:	$83,336,043	$3,999,990	$79,336,053	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $83,325,341. Net unrealized appreciation aggregated $10,702, of which $38,397 related to appreciated investment securities and $27,695 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2019 Fund

March 31, 2017

M19-QTLY-0517
1.932722.105

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.9%
	Principal Amount	Value
Arizona - 4.7%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$290,863
Series 2015 A, 5% 6/1/19	1,000,000	1,077,270
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	379,127
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,057,780
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	695,845
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	651,462
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	540,335

TOTAL ARIZONA		4,692,682

California - 2.9%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	657,927
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	534,845
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	363,110
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,069,800
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	233,697

TOTAL CALIFORNIA		2,859,379

Connecticut - 2.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
( Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19	1,825,000	1,965,069
Series 2012 J, 4% 7/1/19	450,000	469,598

TOTAL CONNECTICUT		2,434,667

Florida - 14.5%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,078,360
Series 2015 A, 5% 7/1/19	500,000	539,180
5% 7/1/19	3,000,000	3,235,080
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	313,635
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	539,415
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	541,840
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	1,014,540
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	475,288
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,178,430
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/19	650,000	701,090
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	270,515
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,478,675
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,082,290
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,035,470
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	542,850
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	278,559
5% 10/1/19 (Escrowed to Maturity)	245,000	267,952

TOTAL FLORIDA		14,573,169

Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	212,322
Illinois - 4.2%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,065,000
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	348,121
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,038,630
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	638,604
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,075,480

TOTAL ILLINOIS		4,165,835

Indiana - 0.3%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	271,443
Iowa - 0.9%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	920,521
Louisiana - 1.1%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,077,050
Maryland - 1.9%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	867,312
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,076,160

TOTAL MARYLAND		1,943,472

Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/19	575,000	613,876
Michigan - 8.2%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,291,248
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,054,810
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	725,031
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,067,960
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	805,110
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,433,096
Royal Oak City School District 5% 5/1/19	700,000	752,927
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,074,540

TOTAL MICHIGAN		8,204,722

Minnesota - 0.8%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	835,185
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	264,405
Nevada - 0.2%
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	172,937
New Jersey - 10.2%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,833,212
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	112,535
Series 2014 PP, 5% 6/15/19	3,630,000	3,822,463
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	649,492
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured) (c)	325,000	336,931
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19 (c)	305,000	329,604
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/19	500,000	539,875
Series 2016 A, 5% 7/1/19 (c)	140,000	149,975
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	320,952
Series 2012 AA, 5% 6/15/19	2,000,000	2,107,800

TOTAL NEW JERSEY		10,202,839

New Mexico - 0.6%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	648,126
New York - 18.1%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	293,780
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,176,859
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	261,898
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,085,820
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,090,350
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	285,108
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	10,625,000	11,444,289
Series II, 4% 5/1/19	1,000,000	1,056,710
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,071,960
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	378,963

TOTAL NEW YORK		18,145,737

Ohio - 1.5%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	647,160
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	882,989

TOTAL OHIO		1,530,149

Oregon - 1.1%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,055,280
Pennsylvania - 11.0%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,923,244
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	107,635
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	411,484
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	194,945
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	190,559
Series 2009, 5% 7/1/19	5,000,000	5,403,350
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	107,744
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,080,670
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	861,640
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	714,079

TOTAL PENNSYLVANIA		10,995,350

Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	659,308
Texas - 4.1%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	630,000	680,098
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,875,000	2,888,283
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	544,100

TOTAL TEXAS		4,112,481

Virginia - 1.0%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	504,045
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	501,080

TOTAL VIRGINIA		1,005,125

Washington - 0.2%
Clark County Pb Utl District 1 Wtr. Series 2017, 5% 1/1/19	125,000	133,439
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	117,289

TOTAL WASHINGTON		250,728

West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	506,571
Wisconsin - 0.7%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	655,000	690,121
TOTAL MUNICIPAL BONDS
(Cost $92,434,422)		93,043,480
TOTAL INVESTMENT PORTFOLIO - 92.9%
(Cost $92,434,422)		93,043,480
NET OTHER ASSETS (LIABILITIES) - 7.1%		7,159,079
NET ASSETS - 100%		$100,202,559

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $92,434,422. Net unrealized appreciation aggregated $609,058, of which $826,880 related to appreciated investment securities and $217,822 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

March 31, 2017

M21-QTLY-0517
1.932724.105

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
Alabama - 1.7%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,107,500
Arizona - 3.7%
Pima County Gen. Oblig. Series 2016, 3% 7/1/21	500,000	528,570
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	667,932
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	339,396
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	282,242
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	571,385

TOTAL ARIZONA		2,389,525

California - 5.4%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	566,680
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	565,730
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,130,240
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	286,688
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$116,130
Series 2011 C, 5% 5/1/21 (a)	500,000	563,385
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	285,918

TOTAL CALIFORNIA		3,514,771

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	399,319
Connecticut - 0.9%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	560,165
Florida - 11.2%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	564,130
Series 2015 A, 5% 7/1/21	500,000	564,130
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	479,698
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	856,073
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	856,073
Series 2012 A, 5% 7/1/21	500,000	570,715
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	693,615
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,127,550
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,132,630
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	367,617

TOTAL FLORIDA		7,212,231

Georgia - 3.5%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,128,720
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	281,985
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	759,738
Series 2011 B, 5% 1/1/21	85,000	93,591

TOTAL GEORGIA		2,264,034

Hawaii - 0.7%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	429,863
Illinois - 6.7%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	448,228
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	584,236
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,000,000	1,078,430
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	528,075
Series 2013, 5% 7/1/21	500,000	529,080
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,119,630

TOTAL ILLINOIS		4,287,679

Indiana - 2.2%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	224,888
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	557,590
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	283,783
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	343,227

TOTAL INDIANA		1,409,488

Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	276,040
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	228,728
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	443,559

TOTAL MASSACHUSETTS		948,327

Michigan - 10.5%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,123,420
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,125,510
Detroit School District Series 2012 A, 5% 5/1/21	500,000	557,545
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	230,886
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	571,200
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,140,040
Series 2015 D1, 5% 7/1/21	500,000	559,145
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	339,939
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	244,682
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	842,565

TOTAL MICHIGAN		6,734,932

Minnesota - 1.2%
Maple Grove Health Care Facilities Series 2015, 4% 9/1/21	400,000	430,592
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	354,797

TOTAL MINNESOTA		785,389

Nevada - 1.0%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	284,793
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	337,776

TOTAL NEVADA		622,569

New Jersey - 12.6%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	778,713
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	716,495
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	884,600
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	351,484
Series 2015 XX:
5% 6/15/21	1,000,000	1,059,200
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	880,000	1,010,504
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	603,644
Series 2013 A, 5% 7/1/21	100,000	112,609
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21 (b)	490,000	553,705
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,136,140
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,047
Series 2011 B, 5% 6/15/21	750,000	802,260

TOTAL NEW JERSEY		8,113,401

New York - 8.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	535,790
Monroe County Indl. Dev. Corp. ( Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/21 (b)	325,000	370,104
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	554,635
New York City Gen. Oblig. Series 2014 B, 5% 8/1/21	1,700,000	1,941,173
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	781,517
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	661,368
Series 2014, 5% 7/1/21	325,000	367,110
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	227,404

TOTAL NEW YORK		5,439,101

North Carolina - 1.8%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,133,990
Ohio - 1.7%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,130,550
Oregon - 1.1%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	731,959
Pennsylvania - 6.2%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	414,679
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	734,393
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	555,875
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,131,320
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	565,275
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012, 5% 4/1/21	535,000	582,080

TOTAL PENNSYLVANIA		3,983,622

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	370,679
South Carolina - 1.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	795,158
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	532,020
Texas - 7.8%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	284,338
5% 7/15/21	750,000	853,013
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	1,000,000	1,142,650
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	282,175
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	436,708
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	566,535
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	572,674
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	79,669
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	227,118
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	567,630

TOTAL TEXAS		5,012,510

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	122,412
Washington - 1.9%
Clark County Pb Utl District 1 Wtr. Series 2017, 5% 1/1/21	240,000	270,425
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	758,997
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	186,644

TOTAL WASHINGTON		1,216,066

Wisconsin - 1.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,138,310
TOTAL MUNICIPAL BONDS
(Cost $60,854,647)		62,385,570
TOTAL INVESTMENT PORTFOLIO - 96.9%
(Cost $60,854,647)		62,385,570
NET OTHER ASSETS (LIABILITIES) - 3.1%		1,996,893
NET ASSETS - 100%		$64,382,463

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $60,854,647. Net unrealized appreciation aggregated $1,530,923, of which $1,732,412 related to appreciated investment securities and $201,489 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

March 31, 2017

M23-QTLY-0517
1.958063.103

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Alabama - 5.8%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$582,245
Series 2016 B, 5% 3/1/23	1,000,000	1,164,490

TOTAL ALABAMA		1,746,735

Arizona - 9.8%
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	931,160
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	559,615
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	525,065
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	291,703
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	520,000	612,056

TOTAL ARIZONA		2,919,599

California - 5.5%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	139,159
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	292,755
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	443,659
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	67,658
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	158,922
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	235,216
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	292,223

TOTAL CALIFORNIA		1,629,592

Colorado - 1.2%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	233,196
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	117,926

TOTAL COLORADO		351,122

Connecticut - 0.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,599
Florida - 9.2%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	289,800
Series 2015 B, 5% 7/1/23	30,000	34,776
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	581,180
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	578,300
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	221,612
Series 2014 B, 5% 7/1/23	75,000	87,463
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	34,842
Series 2015 D, 5% 2/1/23	650,000	752,395
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	168,635

TOTAL FLORIDA		2,749,003

Georgia - 0.8%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	238,379
Illinois - 13.0%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	270,419
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	460,528
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	228,522
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/23	500,000	546,335
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	285,679
Series 2014, 5% 2/1/23	250,000	264,453
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	587,321
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	88,776
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	458,524
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	572,570
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,338
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	90,000	100,968

TOTAL ILLINOIS		3,884,433

Indiana - 2.9%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	292,630
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	573,335

TOTAL INDIANA		865,965

Louisiana - 2.0%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	606,285
Massachusetts - 1.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	60,640
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	258,352

TOTAL MASSACHUSETTS		318,992

Michigan - 4.8%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	57,990
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	451,105
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	362,697
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	569,405

TOTAL MICHIGAN		1,441,197

Minnesota - 1.0%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	288,938
Nevada - 1.9%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	129,029
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	439,626

TOTAL NEVADA		568,655

New Jersey - 6.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	280,680
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	582,214
Series 2015 XX, 5% 6/15/23	250,000	264,708
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	115,417
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	231,968
Series 2013, 5% 7/1/23	200,000	232,346
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	282,553

TOTAL NEW JERSEY		1,989,886

New York - 6.0%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23 (c)	100,000	117,511
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	397,429
Series 2014 B, 5% 7/1/23	285,000	323,620
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	616,862
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	351,381

TOTAL NEW YORK		1,806,803

Ohio - 3.8%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	571,595
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	449,952
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	114,338

TOTAL OHIO		1,135,885

Oregon - 1.0%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	288,700
Pennsylvania - 5.7%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	353,837
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	289,228
Series 2014, 5% 7/1/23	500,000	580,235
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	116,554
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	375,132

TOTAL PENNSYLVANIA		1,714,986

Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	285,363
South Carolina - 3.9%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/23	1,000,000	1,173,592
Texas - 5.1%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	291,528
Series 2015 D, 5% 5/15/23	500,000	583,055
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	347,499
Series 2015 B, 5% 1/1/23	250,000	289,583

TOTAL TEXAS		1,511,665

Virginia - 0.8%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	227,536
Washington - 3.7%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	290,275
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	344,010
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	333,717
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	140,350

TOTAL WASHINGTON		1,108,352

TOTAL MUNICIPAL BONDS
(Cost $28,557,344)		28,967,262
TOTAL INVESTMENT PORTFOLIO - 97.0%
(Cost $28,557,344)		28,967,262
NET OTHER ASSETS (LIABILITIES) - 3.0%		894,767
NET ASSETS - 100%		$29,862,029

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $28,557,344. Net unrealized appreciation aggregated $409,918, of which $614,855 related to appreciated investment securities and $204,937 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017